Segment reporting (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Summary of Information by Segment

												United
June 30, 2017	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	Guangdong	States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	310,052,480	90,048,443	83,735,642	27,328,499	(358,452)	64,349,469	45,475,935	66,515	20,884,490	25,017,000	—	85,213,505	17,064,802	768,878,328
Total cost of revenue	(204,360,388)	(74,796,010)	(85,664,472)	(25,417,147)	171,568	(43,922,474)	(36,779,295)	(1,193,203)	(12,049,740)	(18,934,711)	—	(82,424,628)	(13,018,729)	(598,389,229)
Gross profit	105,692,092	15,252,433	(1,928,830)	1,911,352	(186,884)	20,426,995	8,696,640	(1,126,688)	8,834,750	6,082,289	—	2,788,877	4,046,073	170,489,099
Operating income/(loss)	81,467,812	11,917,385	(7,201,671)	84,765	(15,298,935)	14,850,256	6,342,476	(1,756,304)	5,528,244	2,373,289	—	(3,589,348)	(7,627,598)	87,090,371
Total assets	1,455,874,656	458,638,434	603,555,687	237,504,997	305,989,521	129,322,390	272,212,733	102,368,555	99,211,187	458,639,745	88,928,527	330,737,398	363,884,460	4,906,868,290

												United
June 30, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	Guangdong	States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	119,553,302	70,374,878	202,685,834	29,813,930	(1,386,005)	3,226,183	47,149,283	52,878,300	29,313,476	34,631,218	—	10,637,670	13,128,767	612,006,836
Total cost of revenue	(83,659,454)	(58,616,170)	(165,396,280)	(18,113,763)	(11,700,115)	(2,124,254)	(33,555,074)	(46,647,351)	(19,632,495)	(27,805,359)	—	(8,478,447)	(10,078,647)	(485,807,409)
Gross profit	35,893,848	11,758,708	37,289,554	11,700,167	(13,086,120)	1,101,929	13,594,209	6,230,949	9,680,981	6,825,859	—	2,159,223	3,050,120	126,199,427
Operating income/(loss)	14,561,118	8,752,351	32,361,083	10,147,129	(26,215,331)	(678,037)	11,154,848	5,052,355	2,081,291	5,164,716	—	515,640	(9,224,349)	53,672,814
Total assets	1,280,769,729	341,341,744	579,948,282	228,230,266	363,653,591	105,150,545	157,933,901	104,433,782	27,670,527	157,696,610	—	214,905,849	202,621,534	3,764,356,360